FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

29.  FAIR VALUE MEASUREMENTS

The Company applies ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

29.  FAIR VALUE MEASUREMENTS (CONTINUED)

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis include cash equivalent, available-for-sale debt securities, the 2025 Convertible Notes and share consideration due to the original shareholders for business combination. Liabilities measured at amortized cost method include the 2026 Convertible Notes and the 2027 Convertible Notes. The fair value of these financial instruments are summarized below:

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2021
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	15,013	—	—	15,013
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600
Assets	15,013	—	1,600	16,613
Convertible promissory notes
- 2025 Convertible promissory notes	—	—	513,754	513,754
- 2026 Convertible promissory notes	3,021,852	—	—	3,021,852
Accrued expenses and other payables:
- Share consideration due to the original shareholders for business combination (Note 4)	—	—	214,577	214,577
Liabilities	3,021,852	—	728,331	3,750,183

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2022
	RMB	RMB	RMB	RMB	US$
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600	232
Assets	—	—	1,600	1,600	232

Convertible promissory notes
- 2025 Convertible promissory notes	—	—	537,778	537,778	77,970
- 2026 Convertible promissory notes	3,446,432	—	—	3,446,432	499,686
- 2027 Convertible promissory notes	—	—	1,858,095	1,858,095	269,398
Liabilities	3,446,432	—	2,395,873	5,842,305	847,054

Cash equivalents and 2026 Convertible Notes are classified within Level 1 because they are valued by using quoted market prices.

29.  FAIR VALUE MEASUREMENTS (CONTINUED)

The 2025 Convertible Notes, the 2027 Convertible Notes, share consideration due to the original shareholders for business combination, and long-term investments are classified within Level 3. The fair value of share consideration due to the original shareholders for business combination as of December 31, 2021 (Note 4) was estimated using Monte Carlo simulation model that involves several parameters including the share price, share price volatility and risk-free rate. The fair value of 2025 Convertible Notes and 2027 Convertible Notes is measured using binomial tree pricing model that involves several parameters including the Company’s stock price, stock price volatility determined from the Company’s historical stock prices, the remaining maturity term and the discount rate. The fair value of 2025 Convertible Notes as of December 31, 2021 and 2022 is estimated with the following key assumptions:

	As of December 31,
	2021	2022
Volatility	72.00%-73.00%	94.00%-96.00%
Discount rate	14.00%	16.00%
Risk-free interest rate	1.00%-1.03%	4.23%-4.28%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of 2025 Convertible Notes.

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

The following table presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

2025 Convertible Notes
RMB
Fair value at issuance date (Note 19)	3,014,057
Foreign exchange loss	(31,348)
Changes in the fair value	(829,149)
Reclassification to equity	(1,639,806)
Fair value at December 31, 2021	513,754
Foreign exchange gain	46,650
Changes in the fair value	(22,626)
Fair value at December 31, 2022	537,778
Fair value at December 31, 2022 (US$)	77,970

29.  FAIR VALUE MEASUREMENTS (CONTINUED)

Share consideration due to the original
shareholders for business combination
RMB
Fair value at grant date (Note 4)	214,953
Changes in the fair value	(376)
Fair value at December 31, 2021	214,577
Transfer out of Level 3 (Note 4)	(214,577)
Fair value at December 31, 2022	—
Fair value at December 31, 2022 (US$)	—

Assets measured at fair value on a non-recurring basis

The Company measures certain non-financial assets on a nonrecurring basis. The Company’s non-financial long-lived assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis. The fair values of non-financial long-lived assets were measured under income approach, based on the Company’s best estimation which primarily includes significant unobservable inputs (level 3) such as future cash flows and discount rate.